111 Huntington Ave., Boston, Massachusetts  02199-7632
Phone 617-954-5000

 November 1, 2017

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	MFS® Institutional Trust (the "Trust") (File Nos. 33-37615 and 811-6174) on behalf of MFS® Institutional International Equity Fund

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and the Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 44 (the "Amendment") to the Trust's Registration Statement on Form N-1A.  The Amendment was filed electronically on October 26, 2017.

Please call the undersigned at (617) 954-4384 or Patrick Aguiar at (617) 954-4698 with any questions you may have.

Very truly yours,

AMANDA MOORADIAN
Amanda Mooradian
Assistant Vice President and Counsel

AM/cs